DISCLOSURE OF TRANSACTIONS BETWEEN RELATED PARTIES (Details) (Parenthetical)	Jul. 29, 2020 USD ($)	Jul. 29, 2020 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2021 CAD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amounts payable, related party transactions		$ 10,000
Interest rate				8.00%
CEO [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Purchases of goods, related party transactions	$ 1,500	1,908
CFO [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Purchases of goods, related party transactions	1,000	1,272
Shareholder [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Purchases of goods, related party transactions	$ 2,500	$ 3,180
Related parties [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amounts payable, related party transactions			$ 502,247	$ 70,259
Interest rate			8.00%
Bottom of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Percentage of net smelter returns	0.30%	0.30%
Top of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Percentage of net smelter returns	1.25%	1.25%